CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash	$ 17.1	$ 17.3
Accounts receivable	386.5	377.9
Prepaids and deposits	99.1	87.8
Derivative asset	166.9	240.7
Other current assets	7.2	79.2
Assets held for sale	0.0	247.1
Total current assets	676.8	1,050.0
Derivative asset	17.8	14.3
Other long-term assets	18.1	7.4
Exploration and evaluation	472.3	607.0
Property, plant and equipment	9,753.2	10,718.3
Right-of-use asset	569.0	102.8
Goodwill	243.8	275.9
Total assets	11,751.0	12,775.7
LIABILITIES
Accounts payable and accrued liabilities	493.5	634.9
Dividends payable	70.7	56.8
Current portion of long-term debt	514.4	380.0
Derivative liability	14.1	51.4
Other current liabilities	95.0	118.0
Liabilities associated with assets held for sale	0.0	132.4
Total current liabilities	1,187.7	1,373.5
Long-term debt	1,940.1	3,186.3
Derivative liability	16.4	3.8
Other long-term liabilities	24.2	31.0
Lease liability	551.6	104.2
Decommissioning liability	560.0	566.4
Deferred income tax	710.0	643.0
Total liabilities	4,990.0	5,908.2
SHAREHOLDERS’ EQUITY
Shareholders’ capital	16,959.7	17,052.7
Contributed surplus	14.5	17.4
Deficit	(10,213.2)	(10,202.5)
Accumulated other comprehensive income	0.0	(0.1)
Total shareholders' equity	6,761.0	6,867.5
Total liabilities and shareholders' equity	$ 11,751.0	$ 12,775.7